FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
17. FAIR VALUE MEASUREMENTS
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

	Balance Sheet Location	Total	Fair Value Measurements at December 31, 2022 Using
			Level 1	Level 2	Level 3
Assets:
Equity securities	Other assets	$678	$678	—	—
Private equities	Other assets	$1,000	—	—	$1,000

	Balance Sheet Location	Total	Fair Value Measurements at December 31, 2021 Using
			Level 1	Level 2	Level 3
Assets:
Equity securities	Other assets	$1,790	$1,790	—	—
Private equities	Other assets	$1,000	—	—	$1,000
Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$5	—	$5	—
The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:
Equity securities
– these investments are exchange-traded equity securities. Fair values for these investments are based on closing stock prices from active markets and are therefore classified within Level 1 of the fair value hierarchy.
Private equities
– other investment in which fair value inputs are unobservable.
Derivative financial instruments
– these derivatives are foreign currency forward and option contracts. See Note 16. Fair value is based on observable market inputs, such as forward rates in active markets; therefore, we classify these derivatives within Level 2 of the valuation hierarchy.